Consolidated Statement of Changes in Shareholders' Equity (CAD) In Millions	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings [Member]
Balance at Dec. 31, 2008	4,275	1,242	41	(1,225)	4,217
Net income	550				550
Other comprehensive loss (Note 10)	(520)			(520)
Dividends declared	(166)				(166)
Shares issued (Note 25)	495	495
Effect of stock-based compensation (recovery) expense	(2)		(2)
Shares issued under stock option plans (Note 25)	26	34	(8)
Balance at Dec. 31, 2009	4,658	1,771	31	(1,745)	4,601
Net income	651				651
Other comprehensive loss (Note 10)	(341)			(341)
Dividends declared	(179)				(179)
Effect of stock-based compensation (recovery) expense	1		1
Shares issued under stock option plans (Note 25)	34	42	(8)
Balance at Dec. 31, 2010	4,824	1,813	24	(2,086)	5,073
Net income	570				570
Other comprehensive loss (Note 10)	(650)			(650)
Dividends declared	(198)				(198)
Effect of stock-based compensation (recovery) expense	16		16
Change to stock compensation awards (Note 27)	57		57
Shares issued under stock option plans (Note 25)	30	41	(11)
Balance at Dec. 31, 2011	4,649	1,854	86	(2,736)	5,445